Note 13 - Commitments and Contingencies (Details) (USD $)	1 Months Ended		3 Months Ended	12 Months Ended					3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	1 Months Ended	3 Months Ended		12 Months Ended			12 Months Ended
	Mar. 31, 2014	Mar. 29, 2012 bbl acre	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2012 White Top and Blackwater [Member]	Mar. 31, 2014 White Top [Memer] First National Bank of Eagle Lake [Member]	Mar. 31, 2014 Blackwater [Member] First National Bank of Eagle Lake [Member]	Mar. 31, 2014 PetroChem [Member]	Dec. 31, 2013 PetroChem [Member]	Mar. 31, 2014 SPX [Member]	Dec. 31, 2013 SPX [Member]	Mar. 31, 2014 ABB, Inc. [Member]	Dec. 31, 2012 First National Bank of Eagle Lake [Member]	Mar. 31, 2014 First National Bank of Eagle Lake [Member]	Mar. 31, 2014 Mission Vacuum and Pump Truck [Member]	Dec. 31, 2013 First National Bank of Eagle Lake [Member]	Dec. 31, 2013 Plaintiff [Member]	Dec. 31, 2013 White Top And Black Water [Member]	Dec. 31, 2013 Green Hunter Water [Member]
Note 13 - Commitments and Contingencies (Details) [Line Items]
Commercial Lease Agreement Term		5 years
Area of Land (in Acres)		10
Area Of Land Containing (in Barrels (of Oil))		70,000
Other Commitment, Due in Next Twelve Months		$ 8,000
Other Commitment, Due in Second Year		10,000
Other Commitment Due In Three Through Five Years		12,000
Lease Additional Pay (in Dollars per Barrel (of Oil))		0.04
Operating Leases, Rent Expense, Minimum Rentals	382,000		581,000	1,400,000	538,000
Amount of Regulatory Assistance Received									207,000	207,000	215,000	215,000	328,000					328,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets, Receivables						2,500,000													2,500,000
Line of Credit Assumed														1,000,000			1,000,000
Number of Promissory Note							2	2									2
Loss Contingency, Damages Sought, Value															1,000,000	311,000	1,000,000
Litigation Settlement Paymen tPlan (in Dollars per Item)																	250,000
Guaranty Executed in Favor of Services				495,000
Claim Services Performed																				87,600
Amount of Claims Incurred or Paid															$ 250,000